Convertible Notes, at Fair Value (Details)		1 Months Ended	12 Months Ended
	Dec. 10, 2021 USD ($)	Sep. 30, 2022	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($) $ / shares	Aug. 15, 2024 USD ($)	Jun. 28, 2024 USD ($)	Dec. 31, 2023 USD ($)	Apr. 30, 2023 $ / shares	Dec. 31, 2022 $ / shares
Convertible Notes, at Fair Value [Line Items]
Cash proceeds | ¥			¥ 41,104,980
Convertible notes adjusted per share (in Dollars per share) | $ / shares										$ 54.25
Adjusted conversion price (in Dollars per share) | $ / shares										54.25	$ 54.25
Unpaid principal balance			¥ 436,633,048			$ 60,741,340
Fair value amount
Conversion on maturity percentage			8.00%
Convertible Junior Notes [Member]
Convertible Notes, at Fair Value [Line Items]
Principal amount								$ 15,000,000
Series A-1 Convertible Note [Member]
Convertible Notes, at Fair Value [Line Items]
Principal amount						$ 100		741,340
Convert shares (in Shares) | shares			24.202
Series A Convertible Notes [Member]
Convertible Notes, at Fair Value [Line Items]
Convertible notes adjusted per share (in Dollars per share) | $ / shares						$ 100
Principal amount							$ 5,000,000	$ 20,000,000
Series A-2 Preferred Share [Member]
Convertible Notes, at Fair Value [Line Items]
Convert shares (in Shares) | shares			24.202
Convertible Debt [Member]
Convertible Notes, at Fair Value [Line Items]
Aggregate principal amount	$ 50,000,000
Investors discount	2.00%
Cash proceeds	$ 49,000,000
Convertible notes adjusted per share (in Dollars per share) | $ / shares										$ 57.5	$ 57.5
Date of falling	24 months
Redemption price			102.00%
Unpaid principal balance			¥ 359,420,000	354,135,000		$ 50,000,000			50,000,000
Fair value amount			114,295,560	66,577,380		15,900,000			$ 9,400,000
Fair Value, Option, Credit Risk, Gains (Losses) on Assets (in Yuan Renminbi) | ¥			1,494,507	¥ 2,116,740
Convertible Debt [Member] | Series A-1 Convertible Note [Member]
Convertible Notes, at Fair Value [Line Items]
Fair value amount			¥ 28,214,183			$ 3,924,960
Prior to | Convertible Debt [Member]
Convertible Notes, at Fair Value [Line Items]
Cash percentage		7.00%
Owing interest		9.00%
After | Convertible Debt [Member]
Convertible Notes, at Fair Value [Line Items]
Cash percentage		10.00%
Owing interest		12.00%